Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
OTHER CURRENT LIABILITIES

Note 10 – OTHER CURRENT LIABILITIES

Other current liabilities mainly consist of accrued liabilities, interest payable owed to third party and related party creditors, Wages payable and other payables. Accrued liabilities mainly include accrued employee welfares and benefits and rent expenses. Other payables primarily represent accrued fee of Borrowing from individuals and transportation costs as of December 31, 2021 and primarily represented accrued management fee paid to an asset management company in connection with the management of the Company’s short-term investments in marketable securities as of December 31, 2020.

	As of December 31,
	2021	2020
Accrued Liabilities	$728,242	$786,880
Interest Payable	2,020,225	1,374,222
Interest Payable - Related Parties	47,441	58,824
Other Payables	997,232	3,662,238
Total	$3,793,140	$5,882,164